PRINCIPAL ACCOUNTING POLICIES - Installment credit and Nonrecourse securitization debt (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Collateralized receivable related to financial services	¥ 2,900	¥ 2,600
Non-collateralized receivable related to financial services	4,500	3,100
Financing receivables, allowance for credit losses	¥ 551	¥ 303